CONCENTRATION AND RISK (Details 2) - Accounts Payable [Member] - Supplier Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplier L [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]	83.00%
Supplier P [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]	17.00%	100.00%
Supplier J [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			60.00%
Supplier K [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[1]			16.00%

[1]	Less than 10%.